Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
14. Related Party Transactions
UHN
In connection with the Company’s entry into a license agreement with UHN on January 27, 2016, the Company issued UHN 1,161,665 shares of its common stock. Upon the closing of the IPO in 2018, as UHN’s fully-diluted percentage ownership of the Company was reduced within a range of specified percentages, the Company was obligated to pay UHN an amount of $2,000, which was paid in July 2018. For the years ended December 31, 2023 and 2022, the Company recognized $130 and $200, respectively, of research and development expense related to the license agreements with UHN. Refer to Note 3
“License and Purchase Agreements”
for additional information regarding the UHN license agreements.
Others
For the years ended December 31, 2023 and 2022, the Company recorded expenses of $934 and $3,200, respectively, related to a sublease to rent lab space, provided by an entity affiliated with a member of the board.